RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTIES

NOTE 21 – RELATED PARTIES

a.    Compensation

Compensation to key executives includes:

	Year Ended December 31,
	2018		2017		2016
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Employee compensation	7	$1,835	7	$1,384	6	$1,590
Share-based payment	7	702	7	1,083	6	1,168
		$2,537		$2,467		$2,758

Compensation to directors who are not employed by the Company:

	Year Ended December 31,
	2018		2017		2016
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Total benefits to directors not employed by the Company	8	$284	9	$306	9	$278

	Year Ended December 31,			December 31,
	2018	2017	2016	2018	2017
	Transaction amounts			Carrying amount
	U.S. dollars in thousands			U.S. dollars in thousands
Key executives (including directors) of the Company	$2,821	$2,773	$3,035	$341	$1,147

b.    Capital reserve for transactions with shareholders

Any difference between the nominal value - i.e., the cash amount received - of the loans provided by shareholders, acting in the capacity of shareholders, and their fair value on initial recognition is reflected in equity as a shareholder contribution. Upon an early extinguishment of such debt, any cost incurred as a result of the early extinguishment is reflected in equity as a shareholder distribution.

c.    Insurance and indemnification of key management personnel

The Company’s directors and officers are covered by a directors’ and officers’ liability insurance policy. In addition, the Company has undertaken to enter into indemnification agreements with each of its directors and officers undertaking to indemnify them to the fullest extent permitted by law.

d.    Marketing agreement with a former controlling shareholder in the Company

In 2014, the Company entered into a co-marketing agreement with Medtronic, Inc. (“Medtronic”) (which at the time was a controlling shareholder) that was subsequently amended in 2015. According to the agreement (as amended), Medtronic was granted exclusive rights to co-market, with the Company, the Company’s WatchPAT products within the Company’s Total Sleep Solution framework to electrophysiologists (physicians who specialize in cardiology arrhythmias) in the U.S. Pursuant to this agreement, Medtronic markets WatchPAT as part of a comprehensive solution offered by Medtronic to physicians. The agreement is currently renewable automatically for 30 day-periods, unless earlier terminated by either party upon 14 days prior notice.

In the years ended on December 31, 2018, 2017 and 2016, the Company recognized revenues from sales to customers (third parties) under this agreement in the amount of approximately $207 thousand, $307 thousand and $177 thousand, respectively. The total sales commissions to Medtronic in these years under this agreement totaled approximately $41 thousand, $61 thousand and $35 thousand, respectively.